TYPE:	13F-HR
PERIOD	12/31/2010
FILER
   CIK	0001476804
   CCC	afkncc5*
SUBMISSION - CONTACT
   NAME	 Janet Chen
   PHONE  609-688-9500

Attached Documents Page (2)
	FORM 13F
	FORM 13F COVER PAGE


Check here if Amendment [ ];
This Amendment (Check only one.):	[] is a restatement.
				[] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    	Roundview Capital, LLC
Address: 182 Nassau Street, Suite 201
	Princeton, New Jersey 08542

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:George Andresen
Title: Chief Compliance Officer
Phone:609-688-9500


Report Type (Check only one.):
[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[] 13F NOTICE.
(Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
List of Other Managers Reporting for this Manager:

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                              Form 13F SUMMARY PAGE


Report Summary:
Number of Other Included Managers: NONE (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
[If there are no entries in this list, state ''NONE'' and omit the column headings and list entries.]

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Co                          COM              88579Y101      598 6925.0000 SH      Sole                6875.0000           50.0000
AON Corp                       COM              037389103      363 7900.0000 SH      Sole                7700.0000          200.0000
AT&T Inc                       COM              00206R102      226 7700.0000 SH      Sole                7400.0000          300.0000
Abbott Labs Com                COM              002824100      211 4405.0000 SH      Sole                4255.0000          150.0000
American Express Co Com        COM              025816109      318 7410.0000 SH      Sole                7170.0000          240.0000
American Intl Group Com        COM              026874784     1029 17850.0000 SH     Sole               16550.0000         1300.0000
Apple Computer Inc             COM              037833100     3579 11096.0000 SH     Sole               10966.0000          130.0000
Automatic Data Processing      COM              053015103      680 14685.0000 SH     Sole               14535.0000          150.0000
Bank of America Corp           COM              060505104     4012 300730.0000 SH    Sole              300500.0000          230.0000
Berkshire Hthwy Cl A           COM              084670108      241   2.0000 SH       Sole                   2.0000
Berkshire Hthwy Cl B           COM              084670702     1628 20317.0000 SH     Sole               19442.0000          875.0000
Biglari Holdings Inc           COM              08986R101     3261 7950.0000 SH      Sole                7850.0000          100.0000
Boulder Total Return Fund      COM              101541100      250 16136.0000 SH     Sole               16136.0000
Bristol-Myers Squibb Co        COM              110122108      211 7985.0000 SH      Sole                7985.0000
Chesapeake Energy Corp         COM              165167107     5724 220900.0000 SH    Sole              217650.0000         3250.0000
Chevron Corp                   COM              166764100      358 3925.0000 SH      Sole                3790.0000          135.0000
Cisco Systems Inc Com          COM              17275R102     3533 174635.0000 SH    Sole              169310.0000         5325.0000
Citigroup Inc Com              COM              172967101      223 47150.0000 SH     Sole               45650.0000         1500.0000
Coca Cola Co Com               COM              191216100      714 10861.0000 SH     Sole               10736.0000          125.0000
Danaher Corp                   COM              235851102     2856 60550.0000 SH     Sole               59470.0000         1080.0000
Dell Inc                       COM              24702R101     1310 96698.0000 SH     Sole               95573.0000         1125.0000
Disney Walt Co Com             COM              254687106      236 6283.0000 SH      Sole                6183.0000          100.0000
EMC Corp Mass Com              COM              268648102     1971 86070.0000 SH     Sole               86070.0000
Enzon Pharmaceuticals Inc      COM              293904108     1042 85700.0000 SH     Sole               84700.0000         1000.0000
Exxon Mobil Corporation        COM              30231G102     2097 28674.0000 SH     Sole               27674.0000         1000.0000
FedEx Corp                     COM              31428X106      561 6035.0000 SH      Sole                5935.0000          100.0000
Financial Select Sector SPDR   COM              81369Y605     1504 94300.0000 SH     Sole               93900.0000          400.0000
General Elec Co Com            COM              369604103     1436 78504.0000 SH     Sole               76558.0000         1946.0000
General Motors Co              COM              37045V100     4385 118973.0000 SH    Sole              115923.0000         3050.0000
Goldman Sachs Group Inc        COM              38141g104      261 1555.0000 SH      Sole                1515.0000           40.0000
Google Inc Cl A                COM              38259P508     2388 4020.0000 SH      Sole                4000.0000           20.0000
Hewlett Packard Co Com         COM              428236103      621 14741.0000 SH     Sole               14541.0000          200.0000
Honeywell Int'l Inc            COM              438516106      655 12315.0000 SH     Sole               12190.0000          125.0000
Hudson City Bancorp Inc        COM              443683107      412 32331.0000 SH     Sole               31831.0000          500.0000
Intel Corp Com                 COM              458140100      309 14677.0000 SH     Sole               14152.0000          525.0000
Intl Business Machines Corp    COM              459200101      985 6709.0000 SH      Sole                6608.0000          101.0000
Intl Game Technology           COM              459902102      693 39200.0000 SH     Sole               38200.0000         1000.0000
JP Morgan Chase & Co.          COM              46625H100      672 15830.0000 SH     Sole               15335.0000          495.0000
Johnson & Johnson Com          COM              478160104     3460 55941.5250 SH     Sole               55176.5250          765.0000
Kraft Foods Inc A              COM              50075N104      855 27121.0000 SH     Sole               26396.0000          725.0000
Laboratory Corp of Amer Hldgs  COM              50540R409      405 4610.0000 SH      Sole                4485.0000          125.0000
Leucadia Natl Corp Com         COM              527288104     9836 337073.0000 SH    Sole              329198.0000         7875.0000
Loews Corp Com                 COM              540424108     2043 52500.0000 SH     Sole               51900.0000          600.0000
McDonald's Corporation         COM              580135101      845 11005.0000 SH     Sole               10815.0000          190.0000
Microsoft Corp Com             COM              594918104     1620 58049.0000 SH     Sole               57899.0000          150.0000
Morgan Stanley                 COM              617446448     3434 126200.0000 SH    Sole              124100.0000         2100.0000
Nike Inc Cl B                  COM              654106103      318 3720.0000 SH      Sole                3645.0000           75.0000
Nordstrom Inc                  COM              655664100     3145 74200.0000 SH     Sole               74200.0000
Philip Morris International    COM              718172109     1103 18850.0000 SH     Sole               18300.0000          550.0000
PowerShares QQQ Nasdaq 100     COM              73935A104     5698 104625.0000 SH    Sole              102875.0000         1750.0000
Procter & Gamble Co Com        COM              742718109      643 9997.0000 SH      Sole                9917.0000           80.0000
Ross Stores Inc                COM              778296103      529 8360.0000 SH      Sole                8260.0000          100.0000
SPDR S&P Dividend ETF          COM              78464A763     3779 72700.0000 SH     Sole               70725.0000         1975.0000
Schlumberger Ltd Com           COM              806857108      494 5920.0000 SH      Sole                5795.0000          125.0000
Shaw Communications Inc B      COM              82028K200      214 10000.0000 SH     Sole               10000.0000
Sprint Nextel Corp             COM              852061100      924 218325.0000 SH    Sole              212325.0000         6000.0000
Sysco Corp                     COM              871829107      515 17505.0000 SH     Sole               17205.0000          300.0000
The St Joe Co                  COM              790148100     1359 62200.0000 SH     Sole               62150.0000           50.0000
USG Corp                       COM              903293405     3758 223286.0000 SH    Sole              217011.0000         6275.0000
Wal Mart Stores Inc Com        COM              931142103     2613 48450.0000 SH     Sole               47050.0000         1400.0000
White Mountains Ins Group Com  COM              g9618e107     1213 3615.0000 SH      Sole                3590.0000           25.0000
eBay Inc                       COM              278642103     1458 52395.0000 SH     Sole               50595.0000         1800.0000
Brookfield Asset Mgmt Cl A     COM              112585104     2618 78650.0000 SH     Sole               76350.0000         2300.0000
Fairfax Financials Hldgs Ltd   COM              303901102     1085 2650.0000 SH      Sole                2520.0000          130.0000
Petroleo Brasileiro SA ADR     COM              71654V408     3754 99200.0000 SH     Sole               97600.0000         1600.0000
Teva Pharm Inds Ltd Adrf       COM              881624209     2148 41200.0000 SH     Sole               39900.0000         1300.0000
Vanguard Emerging Market ETF   COM              922042858     6531 135644.0000 SH    Sole              134044.0000         1600.0000
Vodafone Group PLC-SP ADR      COM              92857W209     1901 71890.0000 SH     Sole               71540.0000          350.0000
ProShares Short S&P500         COM              74347r503      573 13060.0000 SH     Sole               12735.0000          325.0000
ProShares UltraShort 20+Y Tr   COM              74347R297     4347 117363.0000 SH    Sole              114188.0000         3175.0000
iShares S&P Pref Stk Indx Fn   COM              464288687      206 5300.0000 SH      Sole                5100.0000          200.0000
Aberdeen Asia-Pacific Income   COM              003009107       70 10300.000 SH      Sole                10300.000
Vanguard Sht Term Corp Bnd Fd  COM              92206C409     1480 19120.000 SH      Sole                19120.000
iShares IBOXX H/Y Corp Bond    COM              464288513     1354 15000.000 SH      Sole                14725.000           275.000